Description of Business	12 Months Ended
Dec. 31, 2021
Description Of Business [Abstract]
Description of Business
NOTE 1.
DESCRIPTION OF BUSINESS
Precision Drilling Corporation (
Precision
or the
Corporation
) is incorporated under the laws of the Province of Alberta, Canada and is a provider of contract drilling and completion and production services primarily to oil and natural gas exploration and production companies in Canada, the United States and certain international locations. The address of the registered office is 800, 525 – 8th Avenue S.W., Calgary, Alberta, Canada, T2P 1G1.